Related party transactions and balances	12 Months Ended
Dec. 31, 2022
Related party transactions and balances
Related party transactions and balances

31Related party transactions and balances

Parties are considered to be related if one party has the ability to control the other party or exercise significant influence over the other party in making financial and operating decisions. Related parties include associates, parent, subsidiaries, and key management personnel or their close family members. The terms and conditions of these transactions have been mutually agreed between the Group and the related parties. To determine significance, the Group considers various qualitative and quantitative factors including whether transactions with related parties are conducted in the ordinary course of business.

Interest in subsidiaries

The details of interests in the subsidiaries with whom the Group had entered into transactions or had agreements or arrangements in place during the year are disclosed in Note 1 of the consolidated financial statements.

Compensation of key management personnel

Key management personnel of the Group comprise the directors and senior management of the Group.

	At 31 December
	2022	2021	2020
	USD	USD	USD
Short-term employee benefits	1,900,084	1,287,379	652,175
Provision for end of service benefits	271,009	99,487	32,399
Share-based payments	201,932	13,360,206	829,746
	2,373,025	14,747,072	1,514,320
No. of key management	7	7	6

Transactions with related parties

Details of transactions with related parties during the year, other than those which have been disclosed elsewhere in these consolidated financial statements, are as follows:

	At 31 December
	2022	2021
	USD	USD
Repayments to shareholders	—	36,091

Balances with related parties

The following balances are outstanding at the end of the year in relation to the above transactions with related parties:

	At 31 December
	2022	2021
	USD	USD
Convertible notes - key management personnel	—	100,000

31Related party transactions and balances (continued)

Short-term loans to related parties

	At 31 December
	2022	2021
	USD	USD
Sister company
Routebox Technologies SL	80,456	84,039

Shareholders of Shotl Transportation SL
Camina Lab SL	309,474	323,338
Marfina SL	68,311	71,387
	377,785	394,725
	458,241	478,764

On 31 December 2021, Shotl Transportation has entered into an agreement with a related party Routbox Technologies SL of loan facility amounted to EUR 72,636. The loan carries fixed interest rate of 1.75% per annum. The loan will mature on 6 May 2023.

On 1 May 2021, Shotl Transportation has entered into an agreement with a related party Camina Lab SL of loan facility amounted to EUR 275,489. The loan carries fixed interest rate of 1.75% per annum. The loan will mature on 6 May 2023.

On 1 May 2021, Shotl Transportation has entered into an agreement with a related party Marfina SL of loan facility amounted to EUR 60,000. The loan carries fixed interest rate of 1.75% per annum. The loan will mature on 6 May 2023.

During the year, the Group’s board of directors resolved to sell Shotl Transportation. As such, the short-term loans have been presented under “Liabilities directly associated with assets classified as held for sale” (Note 34).